Cover	Sep. 09, 2024
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	Yoshiharu Global Co.
Entity Central Index Key	0001898604
Entity Tax Identification Number	87-3941448
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6940 Beach Blvd.
Entity Address, Address Line Two	Suite D-705
Entity Address, City or Town	Buena Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90621
City Area Code	(714)
Local Phone Number	694-2403
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	6940 Beach Blvd.
Entity Address, Address Line Two	Suite D-705
Entity Address, City or Town	Buena Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90621
Contact Personnel Name	James Chae